Financial liabilities - Schedule of financial liabilities measured at other than fair value (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	€ 1,433	€ 1,227
Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities	311,862	308,579
Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,411,996	1,428,516
Carrying amount | Deposits
Disclosure of financial liabilities [line items]
Financial liabilities	1,106,860	1,125,308
Carrying amount | Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities	305,136	303,208
Fair value
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	1,407,459	1,423,165
Fair value | Deposits
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	1,105,646	1,124,373
Fair value | Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	€ 301,813	€ 298,792